EMPLOYMENT COSTS (Tables)	12 Months Ended
Dec. 31, 2023
EMPLOYMENT COSTS
Schedule of employement cost
	2023	2022
Exploration and evaluation
Salaries and benefits	$1,701	$2,267
Amounts paid for services by HDSI personnel (note 6(b))	809	923
	2,510	3,190
General and administrative
Salaries and benefits	1,439	1,407
Amounts paid for services by HDSI personnel (note 6(b))	2,544	2,433
	3,983	3,840

Share-based payments	1,068	2,301
	$7,561	$9,331